Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (Cannon- Brookes)(2) ($)	Summary Compensation Table Total for PEO (Farquhar)(2) ($)	Compensation Actually Paid for PEO (Cannon- Brookes) ($)	Compensation Actually Paid for PEO (Farquhar) ($)	Average Summary Compensation Table Total for non-PEO NEOs(3) ($)	Average Compensation Actually Paid to non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On(1):
Year							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	GAAP Net Loss (in millions) ($)	Cloud Revenue(4) (in millions) ($)
2025	$54,240	$13,247	$54,240	$13,247	$16,693,120	$21,046,349	$108.4	$199.3	-$256.7	$3,447
2024	$54,885	$55,871	$54,885	$55,871	$7,324,202	$3,180,090	$94.4	$173.9	-$300.5	$2,699
2023	$55,109	$55,109	$55,109	$55,109	$13,612,685	$9,861,062	$89.5	$133.7	-$486.8	$2,085

Company Selected Measure Name		Cloud revenue
Named Executive Officers, Footnote		Messrs. Cannon-Brookes and Farquhar are paid in Australian dollars, which have been converted into U.S. dollars using a monthly average exchange rate for fiscal year 2025 of USD $1.00 to AUD $1.55, fiscal year 2024 of USD $1.00 to AUD $1.52, and for fiscal year 2023 of USD $1.00 to AUD $1.51. Messrs. Cannon-Brookes and Farquhar did not receive stock awards as part of their compensation, and they did not participate in the annual incentive bonus program.
Peer Group Issuers, Footnote		The Peer Group Total Stockholder Return set forth in this table utilizes the S&P 500 System Software Sub Industry Index which we also include in the stock performance graph required in our Annual Report on Form 10-K for fiscal year 2025. The comparison assumes $100 was invested for the period starting June 30, 2025, through the end of the listed year in Atlassian Class A Common Stock and in the S&P 500 System Software Sub Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

	Fiscal Year 2025			Fiscal Year 2024			Fiscal Year 2023
	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)
Summary Compensation Table Total	$54,240	$13,247	$16,693,120	$54,885	$55,871	$7,324,202	$55,109	$55,109	$13,612,685
Less - Grant date fair value of awards granted during the fiscal year	—	—	$15,924,322	—	—	$6,577,254	—	—	$12,944,242
Plus - Fair value of awards granted during the fiscal year at vest (if vested) or at year-end (if unvested)	—	—	$17,477,926	—	—	$4,198,254	—	—	$10,268,477
Plus - Change in fair value of awards granted prior to the fiscal year (2)	—	—	$2,799,625	—	—	-$1,765,112	—	—	-$1,075,858
Compensation Actually Paid	$54,240	$13,247	$21,046,349	$54,885	$55,871	$3,180,090	$55,109	$55,109	$9,861,062

Non-PEO NEO Average Total Compensation Amount		$ 16,693,120	$ 7,324,202	$ 13,612,685
Non-PEO NEO Average Compensation Actually Paid Amount		$ 21,046,349	3,180,090	9,861,062
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year 2025			Fiscal Year 2024			Fiscal Year 2023
	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)	Mr. Cannon- Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)
Summary Compensation Table Total	$54,240	$13,247	$16,693,120	$54,885	$55,871	$7,324,202	$55,109	$55,109	$13,612,685
Less - Grant date fair value of awards granted during the fiscal year	—	—	$15,924,322	—	—	$6,577,254	—	—	$12,944,242
Plus - Fair value of awards granted during the fiscal year at vest (if vested) or at year-end (if unvested)	—	—	$17,477,926	—	—	$4,198,254	—	—	$10,268,477
Plus - Change in fair value of awards granted prior to the fiscal year (2)	—	—	$2,799,625	—	—	-$1,765,112	—	—	-$1,075,858
Compensation Actually Paid	$54,240	$13,247	$21,046,349	$54,885	$55,871	$3,180,090	$55,109	$55,109	$9,861,062

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid (as computed in accordance with SEC rules) to our Non-PEO NEOs for fiscal year 2025 is due primarily to the change in composition of our Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	Our net losses across fiscal years 2023, 2024, and 2025 were inclusive of stock-based compensation expense and did not have any impact on the Compensation Actually Paid (as computed in accordance with SEC rules) to our Non-PEO NEOs.

Compensation Actually Paid vs. Company Selected Measure	Our annual Cloud revenue targets had a direct impact on the overall compensation of our Non-PEO NEOs, as it, when added to fees received for sales of third-party cloud apps in the Atlassian Marketplace, resulted in bonus payouts of 45.2%, 95.6%, and 96.6% for fiscal years 2023, 2024, and 2025, respectively

Total Shareholder Return Vs Peer Group		ur cumulative total stockholder return over the same period reflects the challenging competitive landscape and macroeconomic environment.
Total Shareholder Return Amount		$ 108.4	94.4	89.5
Peer Group Total Shareholder Return Amount		199.3	173.9	133.7
Net Income (Loss)		$ (256,700,000)	$ (300,500,000)	$ (486,800,000)
Company Selected Measure Amount		3,447,000,000	2,699,000,000	2,085,000,000
Additional 402(v) Disclosure	The individuals comprising the Non-PEO NEOs for each year are listed below:

2025	2024	2023
Anu Bharadwaj	Anu Bharadwaj	Anu Bharadwaj
Joseph Binz	Joseph Binz	Joseph Binz
Rajeev B. Rajan	Rajeev B. Rajan	Rajeev B. Rajan
Brian Duffy	Cameron Deatsch	Cameron Deatsch
All amounts included in this column represent the average for all Non-PEO NEOs.Calculated as fair value at the earlier of vesting date or last day of the fiscal year minus the fair value on the last day of the prior fiscal year.
We believe that Cloud revenue, which we define as Cloud revenue as reported in our audited financial statements, represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to our performance for the fiscal year ended June 30, 2025. We also believe that Marketplace Cloud revenue is an important financial performance measure that we have used to link compensation actually paid to our NEOs to our performance for the fiscal year 2025. We do not use any other financial performance measures in linking compensation actually paid to our NEOs to our performance.

Cannon-Brookes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 54,240	$ 54,885	$ 55,109
PEO Actually Paid Compensation Amount		$ 54,240	54,885	55,109
PEO Name		Cannon-Brookes
Farquhar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,247	55,871	55,109
PEO Actually Paid Compensation Amount		$ 13,247	55,871	55,109
PEO Name		Farquhar
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,477,926	4,198,254	10,268,477
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,924,322)	(6,577,254)	(12,944,242)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,799,625	$ (1,765,112)	$ (1,075,858)